Costs and expenses by nature (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs And Expenses By Nature
Expenses related to Brumadinho event	$ 930	$ 1,079	$ 851
Expenses related to de-characterization of dams	153	72	1,725
Asset decommissioning obligations	5	23	121
Provision for litigations	229	153	98
Profit sharing program	147	131	126
Disposals of materials and inventories	74	46	5
COVID-19 expenses			44
Other	(40)	218	6
Total	$ 1,498	$ 1,722	$ 2,976